Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Class A Common Stock [Member]
Entity Common Stock, Shares Outstanding	47,463,978
Class B Common Stock [Member]
Entity Common Stock, Shares Outstanding	7,405,956